8. Accrued Expenses (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accrued expenses	$ 1,868,572	$ 1,144,142	$ 1,256,115
Accrued Operating Expenses [Member]
Accrued expenses	777,682	240,941	153,946
Accrued Stock Compensation Expense [Member]
Accrued expenses		0	100,000
Accrued Wages and Related Expenses [Member]
Accrued expenses	599,749	490,961	377,305
Accrued Interest [Member]
Accrued expenses	72,109	10,958	0
Accrued Sales Tax Payable [Member]
Accrued expenses	$ 419,032	$ 401,282	$ 624,864